Commitments (Tables)	9 Months Ended
Sep. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments

At December 31, 2013, the Company’s future minimum lease payments are indicated below:

Total Lease Payments
Year ending December 31:
2014	$547
2015	560
2016	573
2017	586
2018	49
Thereafter	—
Total	$2,315